10. Commitments and Contingencies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Commitments and contingencies
Commitments to extend credit
Commitments and contingencies	195,528	189,351
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 3,728	$ 3,872